Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

19Provisions

	Tax and social
	security	Dilapidations	Total
	£ 000	£ 000	£ 000
As at January 1, 2024	148	108	256
Additions	356	—	356
Unwinding of discount	—	8	8
As at December 31, 2024	504	116	620
Additions	511	—	511
Unwinding of discount	—	8	8
As at December 31, 2025	1,015	124	1,139

The dilapidation provision was recognized as a result of the obligation to return the leased property in Bristol, UK to its original condition at the end of the lease which currently expires in 2028. The provision is expected to be utilized at the end of the lease period.